Share based payment reserve (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance, value	$ 46,425	$ 24,869
Ending balance, value	52,681	46,425
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	5,680	2,748
Share based compensation - Common shares	2,104	2,933
Transfer of reserve on exercise of options	(1,762)	(1)
Ending balance, value	$ 6,022	$ 5,680